Non-Controlling Interest - Schedule of change in non-controlling interests (Details) - CAD ($) $ in Thousands	12 Months Ended
	Jul. 31, 2022	Jul. 31, 2021
Non Controlling Interest [Abstract]
Balance, Beginning of year	$ 1,987	$ 3,379
Non-controlling interest acquired on business combination	0	(1,340)
Partnership contributions	2,308	81
Share of comprehensive loss for the period	(6,017)	(133)
Loss of control	1,722	0
Balance, End of year	$ 0	$ 1,987